Bank Premises, Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment

Note 5. Bank Premises, Furniture, Fixtures and Equipment

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2016 and December 31, 2015:

	2016	2015
Land and buildings	$25,022,259	$24,206,122
Furniture, fixtures and equipment	15,632,170	15,459,401

	40,654,429	39,665,523

Less accumulated depreciation	21,990,345	21,009,832

Total	$18,664,084	$18,655,691

Depreciation expense for the years ended December 31, 2016, 2015 and 2014, respectively, was $980,514, $1,040,207 and $1,190,393.